Earnings per share (Computations of basic and diluted earnings per share) (Details) - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Earnings Per Share [Abstract]
Net income for the computation of basic EPS	$ 1,076,151	$ 1,046,630	$ 1,178,730
Weighted average ordinary shares outstanding - basic (in shares)	161,059,552	185,514,370	203,850,828
Basic earnings per share (in USD per share)	$ 6.68	$ 5.64	$ 5.78
Weighted average ordinary shares outstanding - diluted (in shares)	167,287,508	189,682,036	206,224,135
Diluted earnings per share (in USD per share)	$ 6.43	$ 5.52	$ 5.72